Segmented Information - Summary of Geographical Information on Company's Revenues, Property,Plant and Equipment and Intangible Assets (Detail) - CAD ($) $ in Millions	12 Months Ended
	Jan. 31, 2026	Jan. 31, 2025
Disclosure of geographical areas [line items]
Revenues	$ 8,442.7	$ 7,902.9
Property, plant and equipment, intangible assets and right-of-use assets	2,523.9	2,725.4
United States [member]
Disclosure of geographical areas [line items]
Revenues	4,698.5	4,566.1
Property, plant and equipment, intangible assets and right-of-use assets	237.1	252.5
Canada [member]
Disclosure of geographical areas [line items]
Revenues	1,259.3	1,109.0
Property, plant and equipment, intangible assets and right-of-use assets	864.0	906.2
Europe [member]
Disclosure of geographical areas [line items]
Revenues	1,207.8	1,130.0
Property, plant and equipment, intangible assets and right-of-use assets	469.6	566.6
Asia Pacific [member]
Disclosure of geographical areas [line items]
Revenues	555.0	499.7
Property, plant and equipment, intangible assets and right-of-use assets	90.2	59.1
Latin America [member]
Disclosure of geographical areas [line items]
Revenues	709.2	586.5
Property, plant and equipment, intangible assets and right-of-use assets	863.0	941.0
Other [member]
Disclosure of geographical areas [line items]
Revenues	12.9	11.6
Property, plant and equipment, intangible assets and right-of-use assets	$ 0.0	$ 0.0